UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

OCWEN LOAN INVESTMENT HB DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001969736

Ocwen Loan Investment Trust 2024-HB1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Glenn Minkoff, Treasurer, (561) 485-0030
Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

OCWEN LOAN INVESTMENT HB DEPOSITOR LLC

By: PHH MORTGAGE CORPORATION, its Manager

Date: February 9, 2024	By:	/s/ Glenn Minkoff
Name: Glenn Minkoff
Title: Treasurer

EXHIBIT INDEX

Exhibit Number

99.1 – Executive Summary

99.2 – Title Diligence Summary

99.3 – Title Diligence Exceptions

99.4 – Schedule Index

99.5 – Total Exception Summary

99.6 – Due Diligence Sample Selection

99.7 – Data Integrity - MIP Rate

99.8 – Data Integrity - Current UPB

99.9 – Data Integrity - Current Interest Rate

99.10 – Data Integrity - Loan Status

99.11 – Data Integrity - Borrower 1 First Name

99.12 – Data Integrity - Borrower 1 Last Name

99.13 – Data Integrity - Borrower 1 DOB

99.14 – Data Integrity - Borrower 2 First Name

99.15 – Data Integrity - Borrower 2 Last Name

99.16 – Data Integrity - Borrower 2 DOB

99.17 – Data Integrity - Current Life Expectancy Set-Aside (LESA)

99.18 – Data Integrity - Property City

99.19 – Data Integrity - Property State

99.20 – Data Integrity - Property Zip

99.21 – Data Integrity - Number of Units

99.22 – Data Integrity - Property Type

99.23 – Data Integrity - Marketable Title Date

99.24 – Data Integrity - Maximum Claim Amount

99.25 – Data Integrity - Original Note Rate

99.26 – Data Integrity - Margin (for adjustable rate loans)

99.27 – Data Integrity - Index (for adjustable rate loans)

99.28 – Data Integrity - Debenture Interest Rate

99.29 – Data Integrity - Closing Date

99.30 – Data Integrity - FHA Case Number

99.31 – Data Integrity - Called Due Date

99.32 – Data Integrity - UPB at Called Due Date

99.33 – Data Integrity - Foreclosure First Legal Date

99.34 – FHA Insurance

99.35 – Borrower's Age

99.36 – BPO Results

99.37 – Valuation Integrity

99.38 – Advance 5a - Property Preservation Fees

99.39 – Advance 5b - Tax and Insurance Invoice Integrity

99.40 – Advance 5c - Corporate Invoice Integrity

99.41 – BlackKnight Lien Search Order

99.42 – Title Review